United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	July 10, 2002

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	June 30, 2002

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:	$101,870
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP   Common           026874107    23229   340451 SH       SOLE                   340451
CINTAS                         Common           172908105    19653   397585 SH       SOLE                   397585
ILLINOIS TOOL WORKS            Common           452308109     9295   136094 SH       SOLE                   136094
INTEL                          Common           458140100    16719   915110 SH       SOLE                   915110
NEWS CORP LTD                  Common           652487703     1707    74459 SH       SOLE                    74459
NEWS CORP LTD PFD              Common           652487802    14327   725426 SH       SOLE                   725426
PROGRESSIVE CORP               Common           743315103    16940   292832 SH       SOLE                   292832